Business Combinations - Summary of Identifiable Assets Acquired and Liabilities Assumed at Fair Value as of Acquisition Date (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 01, 2021	Apr. 16, 2021
Assets
Property, plant and equipment		€ 7,720
Customer databases		11,193
Loans receivable		6,345
Right-of-use assets		6,848
Deferred tax assets		53
Trade and other receivables		43,023
Restricted cash		72
Cash and cash equivalents		41,178
Identifiable assets acquired		135,479
Liabilities
Lease liabilities		(8,602)
Interest-bearing loans and borrowings		(10,741)
Trade and other payables		(39,429)
Customer liabilities		(1,999)
Deferred tax liabilities		(9,725)
Income tax payables		(2,149)
Liabilities assumed		(72,645)
Total identifiable net assets at fair value		62,834
Goodwill		6,071
Bargain purchase arising on acquisition	€ 0	(16,349)	€ (34,995)
Purchase consideration		52,556		€ 13,200
Licenses
Assets
Licenses		242
Marketing and data analytics know-how
Assets
Technology-based intangible assets recognised as of acquisition date		18,165
Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date		640
Verno Holdings Limited
Assets
Property, plant and equipment					€ 1,491
Customer databases					12,831
Right-of-use assets					521
Trade and other receivables					3,118
Restricted cash					1,000
Cash and cash equivalents					8,385
Identifiable assets acquired					40,664
Liabilities
Lease liabilities					(671)
Interest-bearing loans and borrowings					(23,445)
Trade and other payables					(12,309)
Customer liabilities					(2,457)
Liabilities assumed					(38,882)
Total identifiable net assets at fair value					1,782
Goodwill					37,869
Non-Controlling interest					(17,127)
Verno Holdings Limited | Licenses
Assets
Technology-based intangible assets recognised as of acquisition date					1,576
Verno Holdings Limited | Marketing and data analytics know-how
Assets
Technology-based intangible assets recognised as of acquisition date					10,579
Verno Holdings Limited | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date					€ 1,163
Raging River Trading Proprietary Limited
Assets
Property, plant and equipment		89
Customer databases		11,062
Right-of-use assets		36
Deferred tax assets		20
Trade and other receivables		3,949
Restricted cash		72
Cash and cash equivalents		10,301
Identifiable assets acquired		43,936
Liabilities
Lease liabilities		(39)
Trade and other payables		(5,371)
Customer liabilities		(1,999)
Deferred tax liabilities		(8,354)
Income tax payables		(913)
Liabilities assumed		(16,676)
Total identifiable net assets at fair value		27,260
Bargain purchase arising on acquisition		(10,047)
Purchase consideration		17,213
Raging River Trading Proprietary Limited | Licenses
Assets
Licenses		242
Raging River Trading Proprietary Limited | Marketing and data analytics know-how
Assets
Technology-based intangible assets recognised as of acquisition date		18,165
Webhost Limited
Assets
Property, plant and equipment		1,066
Trade and other receivables		1,501
Cash and cash equivalents		1,038
Identifiable assets acquired		3,605
Liabilities
Interest-bearing loans and borrowings		(1,404)
Trade and other payables		(496)
Liabilities assumed		(1,900)
Total identifiable net assets at fair value		1,705
Goodwill		1,195
Purchase consideration		2,900
Partner Media Limited
Assets
Loans receivable		21
Trade and other receivables		469
Cash and cash equivalents		732
Identifiable assets acquired		1,222
Liabilities
Trade and other payables		(175)
Liabilities assumed		(175)
Total identifiable net assets at fair value		1,047
Bargain purchase arising on acquisition		(347)
Purchase consideration		700
Buffalo Partners Limited
Assets
Trade and other receivables		10,912
Cash and cash equivalents		4,887
Identifiable assets acquired		15,799
Liabilities
Trade and other payables		(13,070)
Liabilities assumed		(13,070)
Total identifiable net assets at fair value		2,729
Bargain purchase arising on acquisition		(214)
Purchase consideration		2,515
Digiproc Consolidated Limited
Assets
Property, plant and equipment		82
Loans receivable		6,206
Trade and other receivables		2,636
Cash and cash equivalents		5,916
Identifiable assets acquired		15,463
Liabilities
Interest-bearing loans and borrowings		(5,985)
Trade and other payables		(3,437)
Deferred tax liabilities		(6)
Income tax payables		(34)
Liabilities assumed		(9,462)
Total identifiable net assets at fair value		6,001
Goodwill		3,199
Purchase consideration		9,200
Digiproc Consolidated Limited | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date		623
Digiprocessing (Mauritius) Limited
Assets
Property, plant and equipment		1
Trade and other receivables		20
Cash and cash equivalents		30
Identifiable assets acquired		51
Liabilities
Trade and other payables		(1)
Liabilities assumed		(1)
Total identifiable net assets at fair value		50
Bargain purchase arising on acquisition		(50)
Raichu Investments Proprietary Limited
Assets
Property, plant and equipment		1,355
Right-of-use assets		2,150
Deferred tax assets		33
Trade and other receivables		5,099
Cash and cash equivalents		1,162
Identifiable assets acquired		9,799
Liabilities
Lease liabilities		(2,174)
Interest-bearing loans and borrowings		(1,987)
Trade and other payables		(1,063)
Deferred tax liabilities		(1,251)
Income tax payables		(269)
Liabilities assumed		(6,744)
Total identifiable net assets at fair value		3,055
Goodwill		1,323
Purchase consideration		4,378
Smart Business Solution S.A.
Assets
Trade and other receivables		1
Cash and cash equivalents		0
Identifiable assets acquired		1
Liabilities
Interest-bearing loans and borrowings		(69)
Liabilities assumed		(69)
Total identifiable net assets at fair value		(68)
Goodwill		76
Purchase consideration		8
The Spike.GG
Assets
Cash and cash equivalents		0
Liabilities
Trade and other payables		(36)
Liabilities assumed		(36)
Total identifiable net assets at fair value		(36)
Goodwill		278
Purchase consideration		242
Red Interactive Limited
Assets
Property, plant and equipment		243
Loans receivable		118
Right-of-use assets		1,251
Trade and other receivables		2,273
Cash and cash equivalents		3,353
Identifiable assets acquired		7,255
Liabilities
Lease liabilities		(1,362)
Trade and other payables		(1,405)
Deferred tax liabilities		(5)
Income tax payables		(451)
Liabilities assumed		(3,223)
Total identifiable net assets at fair value		4,032
Bargain purchase arising on acquisition		(1,832)
Purchase consideration		2,200
Red Interactive Limited | Acquired technology
Assets
Technology-based intangible assets recognised as of acquisition date		17
Haber Investments Limited
Assets
Property, plant and equipment		4,884
Customer databases		131
Right-of-use assets		3,411
Deferred tax assets		0
Trade and other receivables		16,163
Cash and cash equivalents		13,759
Identifiable assets acquired		38,348
Liabilities
Lease liabilities		(5,027)
Interest-bearing loans and borrowings		(1,296)
Trade and other payables		(14,375)
Deferred tax liabilities		(109)
Income tax payables		(482)
Liabilities assumed		(21,289)
Total identifiable net assets at fair value		17,059
Bargain purchase arising on acquisition		(3,859)
Purchase consideration		€ 13,200